Financial instruments - valuation - hierarchy of liabilities (Details) - Recurring - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Level 1
Fair value of liabilities
Liabilities	£ 15,565	£ 18,941
Level 1 | Short positions
Fair value of liabilities
Liabilities	15,565	18,941
Level 2
Fair value of liabilities
Liabilities	206,928	184,056
Level 2 | Deposits
Fair value of liabilities
Liabilities	50,944	47,243
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	1,703	791
Level 2 | Short positions
Fair value of liabilities
Liabilities	5,622	4,886
Level 2 | Derivatives
Fair value of liabilities
Liabilities	145,818	127,709
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	2,117	2,348
Level 2 | Other deposits
Fair value of liabilities
Liabilities		212
Level 2 | Subordinated liabilities
Fair value of liabilities
Liabilities	724	867
Level 3
Fair value of liabilities
Liabilities	1,317	1,957
Level 3 | Deposits
Fair value of liabilities
Liabilities	56	377
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	59	112
Level 3 | Derivatives
Fair value of liabilities
Liabilities	1,061	1,188
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	£ 141	£ 280